Severance Indemnities And Pension Plans (Schedule Of Contributions To The Plan Assets) (Details) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2011		¥ 1.4
For the remainder of the fiscal year ending March 31, 2012	1.2
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2011		21.4
For the remainder of the fiscal year ending March 31, 2012	23.2
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2011		0.6
For the remainder of the fiscal year ending March 31, 2012	¥ 0.6